Stock Incentive Plans - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 04, 2024	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 15, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			33,665,413		33,665,413		18,205,700
Number outstanding (in shares)							739,645
Share-based payment arrangement, nonvested award, cost not yet recognized, amount			$ 1,500,000		$ 1,500,000		$ 758,294
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition					1 year 3 months 7 days		2 years 1 month 6 days
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)									786,031
Expiration period		10 years
Percentage of outstanding stock maximum	5.00%
Stock ownership percent		10.00%
Exercise price of common stock, percent		110.00%
Exercise price of common stock, term		5 years
Number outstanding (in shares)			1,140,978		1,140,978		651,645
Grants in period, weighted average grant date fair value (in dollars per share)			$ 3.71	$ 1.42	$ 1.55	$ 1.42	$ 1.38
2024 Equity Incentive Plan | Options outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		10 years
QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		2,333,333
Expiration period		10 years
Stock ownership percent		10.00%
Exercise price of common stock, percent		110.00%
Exercise price of common stock, term		5 years
Award requisite service period		4 years
Options terminated (in shares)	412,560						412,560
Share-based payment arrangement, capitalized, amount							$ 0	$ 0
QT Imaging Incentive Plan | Options outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		10 years